Change in Significant Accounting Policies	12 Months Ended
Mar. 31, 2020
Disclosure Of Voluntary Change In Accounting Policy [Abstract]
Change in Significant Accounting Policies
4)	CHANGE IN SIGNIFICANT ACCOUNTING POLICIES

The Group has initially adopted IFRS 16 Leases from April 1, 2019. A number of other new standards are also effective from April 1, 2019 but they do not have a material effect on the Group's consolidated financial statements.

IFRS 16 sets out principles for the recognition, measurement, presentation and disclosure of leases and introduced a single, on-balance sheet approach accounting model for lessees. As a result, the Group, as a lessee, has recognised right-to-use assets representing its rights to use the underlying assets and lease liabilities representing its obligation to make lease payments. This standard replaces IAS 17 Leases and IFRIC 4 Determining Whether an Arrangement Contains a Lease.

The Group has applied IFRS 16 using the modified retrospective approach. Accordingly, the comparative information has not been restated and continues to be reported under IAS 17, IFRIC 4 and other related interpretations.

The details of changes in accounting policies are described below:

A. Definition of lease

Previously, the Group determined at contract inception whether an arrangement was or contained a lease under IFRIC 4.The Group now assesses whether a contract is or contains a lease based on new definition of a lease. Under IFRS 16, a contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.

On transition to IFRS 16, the Group elected to apply the practical expedient to grandfather the assessment of which transactions are leases. It applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed. Therefore, the definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after April 1, 2019.

B. As a lessee

The Group leases a number of properties for offices and such leases were previously classified as operating lease based on Group's assessment of whether the lease transferred substantially all the risks and rewards of ownership. Under IFRS 16 the Group recognises right-of-use assets and lease liabilities for most of the leases, including leases of low value assets.

For leases of properties in which Group is a lessee, the Group has elected not to separate non-lease components and will instead account for the lease and non-lease components as a single lease component.

Leases classified as operating leases under IAS 17

On transition, for leases classified as operating leases under IAS 17, lease liabilities were measured at the present value of remaining lease payments, discounted at Group’s incremental borrowing rate as at April 1, 2019. Right-of-use asset were measured at an amount equal to lease liability, adjusted by the amount of any prepaid or accrued lease payments – the Group applied this method to all its leases.

The Group has tested its right-of-use assets for impairment on the date of transition and has concluded that there is no indication that the right-of-use assets are impaired.

The Group used the following practical expedients when applying IFRS 16 to leases previously classified as operating lease under IAS 17.

- used hindsight when determining the lease term if the contract contains options to extend or terminate the lease.

- excluded initial direct costs from measuring the right-of-use asset at the date of initial application.

C. Impacts on financial statements

i) Impacts on transition

On transition to IFRS 16, the Group recognised additional right-of-use assets and additional lease liabilities. The impact of transition is summarised below:

Impact of adopting IFRS 16 on opening balances

Right-of-use assets presented in property, plant and equipment- buildings (right-of-use) (net off deferred rent liabilities of USD 2,195 and inclusive of prepaid lease rentals of USD 2,312)	24,994
Lease liabilities	24,877

When measuring lease liabilities for leases that were classified as operating leases, the Group discounted lease payments using its incremental rate of borrowing rate as at April 1, 2019. The weighted average rate applied is 10.35% p.a.

Particulars	Amount
Operating lease commitments as at March 31, 2019 as disclosed in Group's consolidated financial statements	38,313
Operating lease commitments as at March 31, 2019 discounted using the incremental borrowing rate as at April 1, 2019 recognised as lease liabilities	24,877